Organization and Significant Accounting Policies - Text Blocks	12 Months Ended
Dec. 26, 2020
Accounting Policies [Abstract]
Organization and Significant Accounting Policies	Organization and Significant Accounting Policies
Description of Business. Franchise Group, Inc. (the "Company"), a Delaware corporation, is a franchisor, operator and acquirer of franchised and franchisable businesses that it believes it can scale using its operating expertise. On July 10, 2019, the Company formed Franchise Group New Holdco, LLC (“New Holdco”), which completed the acquisition of Buddy's Newco, LLC ("Buddy's"). On October 23, 2019, the Company completed the acquisition of the Sears Outlet ("Sears Outlet") business from Sears Hometown and Outlet Stores, Inc. (included in the results of operations of the American Freight segment). On December 16, 2019, the Company completed its acquisition of The Vitamin Shoppe, Inc. ("Vitamin Shoppe"). On February 14, 2020, the Company completed its acquisition of the American Freight Group, Inc. ("American Freight") as described in “Note 2 - Acquisitions”. New Holdco holds all of the Company’s operating subsidiaries.

Change in Fiscal Year-End. On October 1, 2019, the Board of Directors of the Company approved a change in the Company's fiscal year-end from April 30 to the Saturday closest to December 31 of each year. The decision to change the fiscal year-end was related to the Company's recent acquisitions to more closely align the Company’s operations and internal controls with that of its subsidiaries. As a result of the change in fiscal year-end the Company previously filed a Transition Report on Form 10-K/T reporting the Company's financial results for the period beginning May 1, 2019 through December 28, 2019. The consolidated balance sheet data as of December 28, 2019, was derived from the Company’s Transition Report on Form 10-K/T, filed with the U.S. Securities and Exchange Commission (the "SEC") on April 24, 2020 (the "2019 Transition Report").

Acquisitions. On February 14, 2020 the Company completed its acquisition of American Freight pursuant to the terms of the Agreement and Plan of Merger with American Freight, for an aggregate purchase price of $357.3 million.

On December 16, 2019, the Company completed its acquisition of the Vitamin Shoppe segment pursuant to the terms of the Agreement and Plan of Merger, dated August 7, 2019 with Vitamin Shoppe, for an aggregate purchase price of $161.8 million.

On October 23, 2019, the Company completed its acquisition of Sears Outlet and nine Buddy’s Home Furnishing franchises from Sears Hometown and Outlet Stores, Inc. pursuant to the terms of the Equity and Asset Purchase Agreement, dated as of August 27, 2019 for an aggregate purchase price of $128.8 million.

On September 30, 2019, the Company acquired 21 Buddy’s Home Furnishings stores from a series of franchisees of Buddy’s New Holdco, a wholly-owned direct subsidiary of the Company. In connection with the acquisition, the sellers received, in aggregate, 1,350,000 New Holdco units and 270,000 shares of Voting Non-Economic Preferred Stock for an estimated purchase price of $16.2 million. In addition, the Company also forgave $0.6 million of receivables due to Buddy’s from the sellers. This resulted in an aggregated purchase price of $16.8 million.

On August 23, 2019, the Company acquired 41 Buddy’s Home Furnishing stores from A-Team Leasing LLC. (“A-Team”), a franchisee of its Buddy’s segment, for an aggregate purchase price of $26.6 million.

On July 10, 2019 (the "Buddy’s Acquisition Date"), the Company entered into and completed certain transactions contemplated by an Agreement of Merger and Business Combination Agreement with Buddy's, New Holdco, Franchise Group B Merger Sub, LLC, a wholly-owned indirect subsidiary of New Holdco and Vintage RTO, L.P., solely in its capacity as the representative of the former equity holders of Buddy's (the "Buddy's Members"), to acquire Buddy's in a stock transaction (the "Buddy’s Acquisition"). At the Buddy’s Acquisition Date, each outstanding unit of Buddy’s was converted into the right to receive 0.459315 units of New Holdco (“New Holdco units”) and 0.091863 shares of Preferred Stock. Each of the New Holdco units held by the Buddy’s Members was, together with one-fifth of a share of Voting Non-Economic Preferred Stock held by the Buddy’s Members, redeemable in exchange for one share of our common stock after an initial six-month lockup period following their issuance, which has expired. As of the Buddy’s Acquisition Date, on an as-converted basis, the Buddy's Members' aggregate ownership of New Holdco units and share of Preferred Stock represent approximately 36.44% of our outstanding common stock, which implied an enterprise value of Buddy's of approximately $122 million and an equity value of $12.00 per share of our common stock. The Company is the sole managing member of New Holdco and it is consolidated for financial reporting purposes. New Holdco units held by the Buddy's Members are recorded as a non-controlling interest in the consolidated financial statements. As of April 1, 2020, the Company redeemed all outstanding New Holdco units for shares of common stock of the Company and now has an 100% interest in New Holdco.

The assets acquired and the liabilities assumed in the acquisitions above are recorded at fair value in accordance with Accounting Standards Codification ("ASC") 805, "Business Combinations." Acquisition-related costs are expensed as incurred. The purchase price is allocated to the various tangible and intangible assets acquired and liabilities assumed, based on their estimated fair values, some of which are preliminary as of December 26, 2020. Determining the fair value of certain assets and liabilities is subjective in nature and often involves the use of significant estimates and assumptions, which are inherently uncertain. Many of the estimates and assumptions used to determine fair values, such as those used for intangible assets are made based on forecasted information and discount rates. In addition, the judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact the Company's results of operations.

During the measurement period, which is not to exceed one year from the acquisitions, the Company may record adjustments to the acquired assets and liabilities assumed, with a corresponding offset to goodwill or the preliminary purchase price, to reflect new information obtained about facts and circumstances that existed as of the acquisition dates. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings.

Discontinued Operations. On February 21, 2021 the Company entered into a purchase agreement (the "Purchase Agreement") to sell its Liberty Tax business to NextPoint Acquisition Corp ("NextPoint"), a special purpose acquisition corporation incorporated under the laws of the Province of British Columbia. As a result of this agreement, the financial position and results of operations of the Liberty Tax business are presented as discontinued operations and, as such, have been excluded from continuing operations and segment results for all periods presented. The accompanying Notes to the Consolidated Financial Statements and all prior year amounts and balances have been reclassified to conform to this presentation. Please refer to "Note 3. Discontinued Operations and Assets Disposition" for additional information regarding discontinued operations.
Segment Information. The Company currently operates in three reportable segments: Vitamin Shoppe, American Freight and Buddy’s. The Vitamin Shoppe segment is an omni-channel specialty retailer of vitamins, herbs, specialty supplements, sports nutrition and other health and wellness products. American Freight is a retail chain offering in-store and online access to furniture, mattresses, new and out-of-box home appliances and home accessories at discount prices. The Buddy's segment is a specialty retailer of high quality, name-brand consumer electronics, residential furniture, appliances and household accessories through rent-to-own agreements.
Principles of Consolidation. The Company consolidates any entities in which it has a controlling interest, the usual condition of which is ownership of a majority voting interest. Prior to April 1, 2020, the Company was the sole managing member of New Holdco and possessed ownership of more than 50 percent of the outstanding voting units. As a result, the Company consolidated the financial results of New Holdco and reported a non-controlling interest that represented the interests of the New Holdco units not held by the Company. As of April 1, 2020, the Company redeemed all outstanding New Holdco units for shares of common stock of the Company and now has an 100% interest in New Holdco.
The Company does not possess any ownership interests in franchisee entities; however, the Company may provide financial support to franchisee entities. Because the Company's franchise arrangements provide franchisee entities the power to direct the activities that most significantly impact their economic performance, the Company does not consider itself the primary beneficiary of any such entity that meets the definition of a variable interest entity ("VIE"). Based on the results of management's analysis of potential VIEs, the Company has not consolidated any franchisee entities. The Company's maximum exposure to loss resulting from involvement with potential VIEs is attributable to accounts and notes receivables and future lease payments due from franchisees. When the Company does not have a controlling interest in an entity but has the ability to exert significant influence over the entity, the Company applies the equity method of accounting. All intercompany balances and transactions have been eliminated in consolidation.
Basis of Presentation. Revenues have been classified into product, service and other and rental revenues as further discussed in "Note 7 - Revenue." Costs of sales for product includes the cost of merchandise, transportation and warehousing costs. Service and other costs of sales include the direct costs of warranties. Rental cost of sales represents the amortization of inventory costs over the leased term. Other operating expenses, including employee costs, depreciation and amortization, and advertising expenses have been classified in selling, general and administrative expenses. The Company also includes occupancy costs in selling, general and administrative expenses.
Assets and liabilities of the Company's Canadian operations have been translated into U.S. dollars using the exchange rate in effect at the end of the period. Revenues and expenses have been translated using the average exchange rates in effect each month of the period. Foreign exchange transaction gains and losses are recognized when incurred.

The Company reclassifies to accounts payable checks issued in excess of funds available and reports them as cash flow from operating activities.

The audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("GAAP").

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Merchandise Inventories. Inventory for the Buddy's segment is recorded at cost, including shipping and handling fees. Upon purchase, merchandise is not initially depreciated until it is leased or three months after the purchase date. Non-leased merchandise is depreciated on a straight-line basis over a period of 24 months. Leased merchandise is depreciated over the lease term of the rental agreement and recorded in rental cost of revenue. On a weekly basis, all damaged, lost, stolen, or unsalable merchandise identified is written off. Maintenance and repairs of lease merchandise are charged to operations as incurred.
Inventory for the American Freight banner is comprised of finished goods and is valued at the lower of cost or market, with cost determined by the first-in, first out method.  The Company writes down inventory, the impact of which is reflected in cost of sales in the consolidated statements of operations, if the cost of specific inventory items on hand exceeds the amount the Company expects to be realized from the ultimate sale or disposal of the inventory.  These estimates are based on management’s judgment regarding future demand and market conditions and analysis of historical experience. Inventory under the American Freight Outlet banner, previously the Sears Outlet segment, is recorded at the lower of cost or market using the weighted-average cost method. Inventory includes the purchase price of the inventory plus costs of freight for moving merchandise from vendors to distribution centers as well as from distribution centers to stores.  A provision for estimated shrinkage is maintained based on the actual historical results of physical inventories. Estimates are compared to the actual results of the physical inventory counts as they are taken and adjust the shrink estimates accordingly. Inventory values are adjusted to the difference between the carrying value and the estimated market value, based on assumptions about future demand or when a permanent markdown indicates that the net realizable value of the inventory is less than cost.

Inventory for the Vitamin Shoppe segment is recorded at the lower of cost or market value using the weighted-average cost method. Inventory includes costs directly incurred in bringing the product to its existing condition and location. In addition, the cost of inventory is reduced by purchase discounts and other allowances received from vendors. A markdown reserve is estimated based on a variety of factors, including, but not limited to, the amount of inventory on hand and its remaining shelf life, current and expected market conditions and product expiration dates. In addition, the Company has established a reserve for estimated inventory shrinkage based on the actual, historical shrinkage of its most recent physical inventories adjusted, if necessary, for current economic conditions and business trends. Physical inventories and cycle counts are taken on a regular basis. These adjustments are estimates, which could vary significantly from actual results if future economic conditions, customer demand or competition differ from management expectations.

Goodwill and Non-amortizing Intangible Assets. Goodwill and non-amortizing intangible assets, including the Buddy's, Vitamin Shoppe and American Freight tradenames, are not amortized, but rather tested for impairment at least annually. In addition, goodwill and non-amortizing intangible assets will be tested on an interim basis if an event or circumstance indicates that it is more likely than not that an impairment loss has been incurred. The Company performs a qualitative and/or quantitative assessment to determine whether it is more likely than not that each reporting unit's fair value is less than its carrying value, including goodwill. If the Company determines that it is more likely than not that the fair value of the reporting unit is less than its carrying value, the Company then estimates the fair value. The Company uses either a market multiple method or a discounted cash flow method to estimate the fair value of its reporting units and recognizes goodwill impairment for any excess of the carrying amount of a reporting unit’s goodwill over its estimated fair value. The Company evaluates the Buddy's, Vitamin Shoppe and American Freight tradenames for impairment by comparing its fair value, based on an income approach using the relief-from-royalty method, to its carrying value. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized in an amount equal to that excess. The Company's reporting units are determined in accordance with the provisions of Accounting Standards Codification (“ASC”) 350, “Intangibles - Goodwill and Other (Topic
350).” The Company performs its annual impairment testing of goodwill and non-amortizing intangible assets on the last day of the first month of the Company's third quarter. Refer to “Note 6 - Goodwill and Intangible Assets” for additional information on these balances.

Intangible Assets and Asset Impairment. Amortization of intangible assets is calculated using the straight-line method over the estimated useful lives of the assets, generally from two to ten years. Long-lived assets, such as property, equipment, and software, and other purchased intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. Recognition and measurement of a potential impairment is performed for these assets at the lowest level where cash flows are individually identifiable. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary.

Property, Equipment, and Software. Property, equipment, and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets, generally three to five years for computer equipment, three to seven years for software, five to seven years for furniture and fixtures, and twenty to thirty years for buildings. Leasehold improvements are amortized over the lesser of the lease term or the estimated useful lives of the assets. Certain allowable costs of software developed or obtained for internal use are capitalized and typically amortized over the estimated useful life of the software.

Comprehensive Income. Comprehensive income consists of net income, foreign currency translation adjustments, and the unrealized gains or losses on derivatives determined to be cash flow hedges, net of taxes.

Insurance Programs. The Company maintains its own insurance arrangements with third-party insurance companies for exposures incurred for a number of risks including worker's compensation and general liability claims. The liability represents an estimate of the discounted cost of claims incurred and is recorded in other current and long-term liabilities. The Company may use restricted cash as collateral for these programs which is recorded in "Other non-current assets".

Stock-Based Compensation. The Company records the cost of its employee stock-based compensation as compensation expense in its consolidated statements of operations. Compensation costs related to stock options are based on the grant-date fair value of awards using the Black-Scholes-Merton option pricing model and considering forfeitures. Compensation costs related to restricted stock units are based on the grant-date fair value and are amortized on a straight-line basis over the vesting period. The Company recognizes compensation costs for an award that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award.

Revenue Recognition. The following is a description of the principal activities from which the Company generates its revenues. For more detailed information regarding reportable segments, see "Note 16 - Segments."

•Product revenues: These include sales of merchandise at the stores and online. Revenue is measured based on the amount of fixed consideration that the Company expects to receive, reduced by estimates for variable consideration such as returns. Revenue also excludes any amounts collected from customers and remitted or payable to governmental authorities. In arrangements where the Company has multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Company satisfies its performance obligations at the point of sale for retail store transactions and upon delivery for online transactions. The Company recognizes revenue for retail store and online transactions when it transfers control of the goods to the customer. Merchandise sales also include payments received for the exercise of the early purchase option offered through rental-purchase agreements or merchandise sold through point of sale transactions. Revenue for merchandise sales associated with rental purchase agreements is recognized when payment is received, and ownership of the merchandise passes to the customer. The remaining net value of merchandise sold is recorded to cost of sales at the time of the transaction.

•Service and other revenues: These include royalties and advertising fees from franchisees, fees from the sales of franchises, financial products, interest income from loans to franchisees, services and extended-service plans and financing programs. Commissions earned on services are presented net of related costs because the Company is acting as an agent in arranging the services for the customer and does not control the services being rendered. The
Company recognizes revenue on the commissions on extended-service plans when it transfers control of the related goods to the customer. The Company recognizes franchise fee revenue for the sales of individual territories on a straight-line basis over the initial contract term when the obligations of the Company to prepare the franchisee for operation are substantially complete, not to exceed the estimated amount of cash to be received. Royalties and advertising fees are recognized as franchise territories generate sales. Discounts for promotional programs are recorded at the time the return is filed and are recorded as reductions to revenues. Interest income on notes receivable is recognized based on the outstanding principal note balance less unrecognized revenue unless it is put on non-accrual status. Interest income on the unrecognized revenue portion of notes receivable is recognized when received. For accounts receivable, interest income is recognized based on the outstanding receivable balance over 30 days old, net of an allowance.

•Rental revenue: The Company provides merchandise, consisting of consumer electronics, computers, residential furniture, appliances, and household accessories to its customers pursuant to rental-purchase agreements which provide for weekly, semi-monthly or monthly non-refundable rental payments. The average rental term is twelve to eighteen months and the Company maintains ownership of the lease merchandise until all payment obligations are satisfied under sales and lease ownership agreements. Customers have the option to purchase the leased goods at any point in the lease term. Customers can terminate the agreement at the end of any rental term without penalty. Therefore, rental transactions are accounted for as operating leases and rental revenue is recognized over the rental term. Cash received prior to the beginning of the lease term is recorded as deferred revenue. Revenue related to various reinstatement or late fees are recognized when paid by the customer. The Company offers additional product plans along with rental agreements that provide customers with liability protection against significant damage or loss of a product, and club membership benefits, including various discount programs, product services and replacement benefits in the event merchandise is damaged or lost. Customers renew product plans in conjunction with their rental term renewals and can cancel the plans at any time. Revenue for product plans is recognized over the term of the plan.

Leases. The Company's lease portfolio primarily consists of leases for its retail store locations, office space and distribution centers. The Company also leases certain office equipment under finance leases. The finance lease right of use assets are included in Property, equipment and software and the finance lease liabilities are included in current installments of long-term obligations, and long-term obligations. The finance leases are immaterial to the financial statements. The Company subleases some of its real estate and equipment leases. The Company determines if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets; the Company recognizes expense for these leases on a straight-line basis over the lease term. For leases with an initial term in excess of 12 months, lease right-of-use assets and lease liabilities are recognized based on the present value of the future lease payments over the committed lease term at the lease commencement date. The Company’s leases do not provide an implicit rate; therefore, the Company uses its incremental borrowing rate and the information available at the lease commencement date in determining the present value of future lease payments. Most leases include one or more options to renew and the exercise of renewal options is at the Company’s sole discretion. The Company does not include renewal options in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. Operating lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, “Property, Plant, and Equipment - Overall,” to determine whether a right-of-use asset is impaired, and if so, the amount of the impairment loss to recognize.

The Company has lease agreements with lease and non-lease components, which the Company elects to combine as one lease component for all classes of underlying assets. Non-lease components include variable costs based on actual costs incurred by the lessor related to the payment of real estate taxes, common area maintenance, and insurance. These variable payments are expensed as incurred as variable lease costs.

Due to the COVID-19 pandemic, the Company has been negotiating lease concessions with landlords. The lease concessions have been in the form of lease forgiveness, lease deferrals and lease deferrals with term extensions. If the total payments in the modified lease are substantially the same as or less than total payments in the original lease, the Company has elected to not evaluate whether the concession is a lease modification as defined in ASC 842 - "Leases".

Derivative Instruments and Hedging Activities. The Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive loss to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Company only enters into a derivative contract when it intends to designate the contract as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Company formally documents the hedging relationship and its risk-management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument's effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Company also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Company discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk; the derivative expires or is sold, terminated, or exercised; the cash flow hedge is de-designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is no longer probable that a forecasted transaction will occur, the Company discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive loss related to the hedging relationship.

Deferred Income Taxes. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities, which are shown on the consolidated balance sheets, are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company has elected to classify interest charged on a tax settlement in interest expense, and accrued penalties, if any, in selling, general, and administrative expenses.

The determination of the Company's provision for income taxes requires significant judgment, the use of estimates, and the interpretation and application of complex tax laws. Significant judgment is required in assessing the timing and amounts of deductible and taxable items. The Company records unrecognized tax benefit liabilities for known or anticipated tax issues based on an analysis of whether, and the extent to which, additional taxes will be due.

Reclassifications. Certain prior year amounts have been reclassified to conform to the current year presentation. The Company reclassified amounts in the consolidated statements of cash flows between operating activity lines for the Transition Period and years ended April 30, 2019 and 2018. These reclassifications had no impact on the total operating activities balances.

Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board ("FASB") issued ASU No. 2016-13, "Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments", which changes how companies will measure credit losses for most financial assets and certain other instruments that aren't measured at fair value through net income. The standard replaces the "incurred loss" approach with an "expected loss" model for instruments measured at amortized cost (which generally will result in the earlier recognition of allowances for losses) and requires companies to record allowances for available-for-sale debt securities, rather than reduce the carrying amount. In addition, companies will have to disclose significantly more information, including information used to track credit quality by year of origination, for most financing receivables. The ASU should be applied as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the standard is effective. The ASU is effective for the Company for the fiscal year beginning December 25, 2022. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” This standard eliminates Step 2 from the goodwill impairment test. Instead, an entity should compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The ASU is effective for the Company for the fiscal year beginning December 25, 2022. The Company is currently evaluating the impact of the adoption of this standard to its consolidated financial statements.

The London Interbank Offered Rate (“LIBOR”) is scheduled to be discontinued on December 31, 2021. In an effort to address the various challenges created by such discontinuance, the FASB issued an amendment to existing guidance, ASU No. 2020-04, "Reference Rate Reform." The amended guidance is designed to provide relief from the accounting analysis and impacts that may otherwise be required for modifications to agreements (e.g., loans, debt securities, derivatives, borrowings) necessitated by the reference rate reform. It also provides optional expedients to enable companies to continue to apply hedge accounting to certain hedging relationships impacted by the reference rate reform. Application of the guidance in the amendment is optional, is only available in certain situations, and is only available for companies to apply until December 31, 2022. The Company is currently evaluating the impacts of reference rate reform and the new guidance on its consolidated financial statements.